Note 6 - Deferred Charges, Net - Summary of Deferred Charges (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of year	$ 426,783	$ 426,783	$ 418,034
Write-off of loan commitment fees			(411,642)
Loan commitment fees	$ 13,700	13,700	420,391
Reclassification as contra to loan upon drawdown		(440,483)
Balance, end of year			$ 426,783